Lease financing	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Lease financing

 7.          Lease financing:

New financing through bareboat leases during the year ended December 31, 2020:

On August 27, 2020, the Company entered into sale and leaseback agreements with CMBL for the vessels Laura, Idee Fixe, Roberta, Kaley, Diva, Star Sirius and Star Vega. On August 28 and August 31, 2020, the Company received an aggregate amount of $82,764, in connection with the finalization of the sale and leaseback transactions of the aforementioned vessels, except for the vessel Diva, which transaction was finalized on November 17, 2020 and in connection with which the Company received an additional $7,236. The amounts received were used to pay the remaining amounts of i) $51,060 under the previous lease agreements for the first four vessels with New Yangzijiang (discussed below) and ii) $24,630 under the DNB $310,000 Facility (Note 9) for the remaining three vessels. The lease terms are for five years and pursuant to the terms of each bareboat charter, the Company pays CMBL a fixed bareboat charter hire rate in quarterly installments plus interest and has options to purchase each vessel starting on the first anniversary of such vessel’s delivery to the Company, at a pre-determined, amortizing purchase price.

On September 3, 2020, the Company entered into an agreement to sell Star Lutas to SK Shipholding S.A. and simultaneously entered into a seven-year bareboat charter for the vessel. Pursuant to the terms of the bareboat charter, the Company pays a daily bareboat charter hire rate monthly plus interest, and the Company has an option to purchase the vessel starting on the third anniversary of the vessel’s delivery to the Company at a pre-determined, amortizing purchase price. The Company also has an obligation to purchase the vessel at the expiration of the bareboat term at a purchase price of $7,441. The amount of $16,000 received under the agreement on September 18, 2020, was used to pay the vessel’s remaining amount of $9,258 under the then existing loan with Sinosure.

On September 21, 2020, the Company entered into sale and leaseback agreements with SPDB Financial Leasing Co. Ltd for the vessels Mackenzie, Kennadi, Honey Badger, Wolverine and Star Antares. In September 2020, an aggregate amount of $76,500 was received pursuant to the five sale and leaseback agreements, which was used to pay the remaining amount of $47,782 under the then existing loan with Sinosure. The lease terms are for eight years and pursuant to the terms of each bareboat charter, the Company pays a fixed bareboat charter hire rate in quarterly installments plus interest and has options to purchase each vessel starting on the third anniversary of such vessel’s delivery to the Company, at a pre-determined, amortizing purchase price while it has an obligation to purchase each vessel at the expiration of the bareboat term at a purchase price ranging from $7,776 to $7,916.

On September 25, 2020, the Company entered into sale and leaseback agreements with ICBC Financial Leasing Co., Ltd. (the “ICBC”) for the vessels Gargantua, Goliath and Maharaj. An aggregate amount of $93,150 was received on September 29, 2020, pursuant to the three sale and leaseback agreements, which was used to pay the remaining amount of $64,478 for the respective vessels under the DNB $310,000 Facility (Note 9). The lease terms are for 10 years and pursuant to the terms of each bareboat charter, the Company pays a fixed bareboat charter hire rate in quarterly installments plus interest and has options to purchase each vessel starting on the third anniversary of such vessel’s delivery to the Company, at a pre-determined, amortizing purchase price while it has an obligation to purchase each vessel at the expiration of the bareboat term at a purchase price of $14,000.

Pre- existing financing through bareboat leases:

In December 2018, the Company sold and simultaneously entered into a bareboat charter party contract with an affiliate of Kyowa Sansho to bareboat charter the vessel Star Fighter for ten years. Pursuant to the terms of the bareboat charter, the Company pays a daily bareboat charter hire rate payable monthly plus a variable amount. Under the terms of the bareboat charter, the Company has an option to purchase the vessel starting on the third anniversary of the vessel’s delivery to the Company at a pre-determined, amortizing purchase price, while it has an obligation to purchase the vessel at the expiration of the bareboat term at a purchase price of $2,450. The amount of $16,125 provided under the respective agreement was used to pay the remaining amount of approximately $11,958 under the then existing loan agreement with HSH.

 F-33

STAR BULK CARRIERS CORP.

Notes to Consolidated Financial Statements
December 31, 2020
(Expressed in thousands of U.S. dollars except for share and per share data unless otherwise stated)

On March 29, 2019, the Company entered into an agreement to sell Star Pisces to SK Shipholding S.A. and simultaneously entered into a seven-year bareboat charter for the vessel. Pursuant to the terms of the bareboat charter, the Company pays a daily bareboat charter hire rate monthly plus interest, and the Company has an option to purchase the vessel starting on the third anniversary of the vessel’s delivery to the Company at a pre-determined, amortizing purchase price. The Company also has an obligation to purchase the vessel at the expiration of the bareboat term at a purchase price of $7,628. The amount of $19,125 provided under the agreement which was concluded in April 2019, was used to pay the remaining amount of $11,671 under the then existing loan with NIBC.

On May 22, 2019, the Company entered into an agreement to sell Star Libra to Ocean Trust Co. Ltd. and simultaneously entered into a seven-year bareboat charter for the vessel. Pursuant to the terms of the bareboat charter, the Company pays a daily bareboat charter hire rate quarterly plus interest, and the Company has an option to purchase the vessel at any time after the vessel’s delivery to the Company at a pre-determined, amortizing purchase price. The Company also has an obligation to purchase the vessel at the expiration of the bareboat term at a purchase price of $18,107. The amount of $33,950 provided under the agreement which was concluded in July 2019, was used to pay the remaining amount under the previous lease agreement for Star Libra with CSSC.

On July 10, 2019, the Company entered into an agreement to sell Star Challenger to Kyowa Sansho Co. Ltd. and simultaneously entered into an eleven-year bareboat charter party contract for the vessel. Pursuant to the terms of the bareboat charter, the Company pays a daily bareboat charter hire rate monthly plus a variable amount and the Company has an option to purchase the vessel starting on the third anniversary of vessel’s delivery to the Company at a pre-determined, amortizing purchase price. The Company also has an obligation to purchase the vessel at the expiration of the bareboat term. The amount of $15,000 provided under the agreement was used to pay the remaining amount of approximately $10,874 under the then existing loan agreement with HSH.

In order to finance the cash portion of the consideration for the acquisition of the Delphin Vessels (Note 5), in July 2019, the Company entered, for each of the subject vessels, into an agreement to sell each such vessel and simultaneously entered into a seven-year bareboat charter party contract with affiliates of CMBL for each vessel upon its delivery from Delphin. CMBL agreed to provide an aggregate finance amount of $91,431. Pursuant to the terms of each bareboat charter, the Company pays CMBL a fixed bareboat charter hire rate in quarterly installments plus interest. Under the terms of the bareboat charters, the Company has options to purchase each vessel starting on the first anniversary of such vessel’s delivery to the Company, at a pre-determined, amortizing purchase price, while it has an obligation to purchase each vessel at the expiration of the bareboat term at a purchase price ranging from $975 to $3,379. In addition, CMBL provided an additional aggregate amount of $15,000, under the aforementioned bareboat charters which was used to finance the acquisition and installation of scrubber equipment for the Delphin Vessels. Total amount was received during the second and third quarter of 2020 and will be repaid in 12 equal quarterly installments plus interest.

During the first quarter of 2020, under the lease agreements with CMBL of Songa Vessels, the Company received a total amount of $4,710, which was used to finance the acquisition and installation of scrubber equipment. This amount was repaid in full along with all outstanding amounts under the lease agreements of Songa Vessels during the third and fourth quarter 2020, as described below.

During the twelve-month period ended December 31, 2020, the Company repaid the outstanding amounts under the lease agreements of Star Eleni, Star Leo and Songa Vessels using the proceeds from the following new loan facilities: (i) DSF $55,000 Facility, (ii) ING 170,600 Facility, (iii) Alpha Bank 35,000 Facility, (iv) Piraeus Bank $50,350 Facility, (v) NTT $17,600 Facility and (iv) CEXIM $57,564 Facility (Note 9). In addition the Company repaid the outstanding amounts under the lease agreements of Laura, Idee Fixe, Roberta and Kaley with New Yangzijiang using the amount received under the sale and leaseback agreements with CMBL which were signed in August 2020, described above.

Some of the Company’s bareboat lease agreements contain financial covenants similar to those included in the Company’s credit facilities described in detail in Note 9 below.

F-34

STAR BULK CARRIERS CORP.

Notes to Consolidated Financial Statements
December 31, 2020
(Expressed in thousands of U.S. dollars except for share and per share data unless otherwise stated)

All of the Company’s sale and lease back agreements, described above, contain purchase options during their terms, at pre-determined amortizing purchase prices, and/or purchase obligations at the expiration of their terms, at fixed prices, which are considered to be at significantly lower levels compared to the expected fair value of each vessel at that time. Based on applicable accounting guidance, such transactions are accounted for as financing arrangements and accordingly the Company did not derecognize the corresponding leased vessels and continues to present these at their net book values on its consolidated balance sheets, while the financing liability is presented in “Lease financing” in the Company’s consolidated balance sheets. The corresponding interest expense of the Company’s bareboat lease financing activities is included within “Interest and finance costs” in the consolidated statements of operations (Note 9).

The principal payments required to be made after December 31, 2020, for the outstanding bareboat lease obligations recognized on the balance sheet as described above, are as follows:

Twelve month periods ending	Amount
December 31, 2021	$44,873
December 31, 2022	44,873
December 31, 2023	42,600
December 31, 2024	39,873
December 31, 2025	68,917
December 31, 2026 and thereafter	192,335
Total bareboat lease minimum payments	$433,471
Unamortized lease issuance costs	(6,181)
Total bareboat lease minimum payments, net	$427,290
Lease financing short term	44,873
Lease financing long term, net of unamortized lease issuance costs	382,417